Stock-Based Compensation (Schedule Of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 11,522	$ 14,675	$ 20,552
Unrecognized compensation cost	7,843
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	2,602	3,406	5,828
Unrecognized compensation cost	1,734
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1.8
Incentive Compensation Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	272	261	406
Unrecognized compensation cost	215
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	1.6
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	7,929	10,368	13,722
Unrecognized compensation cost	5,894
Weighted-average period over which unrecognized compensation cost to be recognized (In Years)	2.1
Directors' Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	719	640	596
Unrecognized compensation cost